Amounts Receivable - Schedule of Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Line Items]
Other receivables	$ 5.4	$ 4.2
Trade and other current receivables	45.0	46.7
Trade receivables
Receivables [Line Items]
Other receivables	5.4	4.2
Canada
Receivables [Line Items]
Sales tax receivables	26.4	31.9
Mexico
Receivables [Line Items]
Sales tax receivables	13.2	9.9
Other
Receivables [Line Items]
Sales tax receivables	$ 0.0	$ 0.7